Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
13. Derivative Instruments
Derivative assets and liabilities
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2019	2018	2019	2018
Cash flow hedges
Foreign exchange forwards	$-	$-	$1	$5
	-	-	1	5
Regulatory deferral
Commodity swaps and forwards
Coal purchases	8	71	39	1
Power purchases	23	2	36	1
Natural gas purchases and sales	2	2	5	4
Heavy fuel oil purchases	1	1	-	1
Foreign exchange forwards	2	29	6	-
	36	105	86	7
HFT derivatives
Power swaps and physical contracts	19	62	22	76
Natural gas swaps, futures, forwards, physical contracts	151	125	381	403
	170	187	403	479
Other derivatives
Equity derivatives and interest rate swaps	1	1	-	-
	1	1	-	-
Total gross current derivatives	207	293	490	491
Impact of master netting agreements with intent to settle net or simultaneously	(120)	(126)	(120)	(126)
	87	167	370	365
Current	54	148	268	260
Long-term	33	19	102	105
Total derivatives	$87	$167	$370	$365

Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.

Details of master netting agreements
Details of master netting agreements, shown net on the Consolidated Balance Sheets, are summarized in the following table:

	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2019	2018	2019	2018
Regulatory deferral	$8	$1	$8	$1
HFT derivatives	112	125	112	125
Total impact of master netting agreements withintent to settle net or simultaneously	$120	$126	$120	$126

Cash flow hedges recorded in income and AOCI
For the	Year ended December 31
millions of Canadian dollars	2019		2018
	Foreign		Foreign
	exchange	Power	exchange
	forwards	swaps	forwards
Realized gain (loss) in operating revenue – regulated	(3)	-	5
Realized gain (loss) in non-regulated fuel for generation and purchased power	-	1	-
Total gains (losses) in Net income	$(3)	$1	$5

As at	December 31
millions of Canadian dollars	2019		2018
	Foreign		Foreign
	exchange	Power	exchange
	forwards	swaps	forwards
Total unrealized gain (loss) in AOCI – effective portion, net of tax	$(1)	$(1)	$(6)

The Company expects $1 million of unrealized losses currently in AOCI to be reclassified into net income within the next twelve months, as the underlying hedged transactions settle.

As at December 31, 2019, the Company had the following notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle as outlined below:

millions	2020
Foreign exchange forwards (USD) sales	$30

Realized and unrealized gains (losses) with respect to derivatives
For the	Year ended December 31
millions of Canadian dollars		2019		2018
	Commodity swaps and forwards	Foreign exchange forwards	Commodity swaps and forwards	Foreign exchange forwards
Unrealized gain (loss) in regulatory assets	$(89)	$(6)	$(34)	$4
Unrealized gain (loss) in regulatory liabilities	9	(8)	29	24
Realized (gain) loss in regulatory liabilities	(2)	-	(8)	-
Realized (gain) loss in inventory (1)	(36)	(11)	(55)	(18)
Realized (gain) loss in regulated fuel for generation and purchased power (2)	3	(8)	(2)	(9)
Total change derivative instruments	$(115)	$(33)	$(70)	$1
(1) Realized (gains) losses will be recognized in fuel for generation and purchased power when the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments settled and consumed in the period; hedging relationships that have been terminated or the hedged transaction is no longer probable.

For the	Year ended December 31
millions of Canadian dollars	2019	2018
Power swaps and physical contracts in non-regulated operating revenues	$1	$(12)
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues	281	205
Power swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power	(6)	2
	$276	$195

For the	Year ended December 31
millions of Canadian dollars	2019	2018
	Equity	Interest rate
	derivatives	swaps
Unrealized gain in operating, maintenance and general	$1	$-
Unrealized gain (loss) in interest expense, net	-	(1)
Realized gain in operating, maintenance and general	27	-
Total gains (losses) in net income	$28	$(1)

Notional volumes of derivatives designated for regulatory deferral that are expected to settle as outlined
	2020	2021-2022
millions	Purchases	Purchases
Coal (metric tonnes)	-	1
Natural Gas (Mmbtu)	12	21
Heavy fuel oil (bbls)	-	1
Power (MWh)	1	3

	2020	2021-2022
Foreign exchange contracts (millions of US dollars)	$173	$148
Weighted average rate	1.3148	1.3264
% of USD requirements	85%	39%

The Company reassesses foreign exchange forecasted periodically and will enter into additional hedges or unwind existing hedges, as required.

millions	2020	2021	2022	2023	2024
Natural gas purchases (Mmbtu)	424	84	56	41	26
Natural gas sales (Mmbtu)	345	33	9	2	2
Power purchases (MWh)	1	-	-	-	-
Power sales (MWh)	1	-	-	-	-

Concentration Risk
Concentration Risk

The Company's concentrations of risk consisted of the following:

As at	December 31, 2019		December 31, 2018
	millions of Canadian dollars	% of total exposure	millions of Canadian dollars	% of total exposure
Receivables, net
Regulated utilities
Residential	$344	31%	$384	28%
Commercial	170	15%	182	13%
Industrial	66	6%	57	4%
Other	131	12%	84	6%
	711	64%	707	51%
Trading group
Credit rating of A- or above	38	3%	49	4%
Credit rating of BBB- to BBB+	59	5%	70	5%
Credit rating of CCC- to CCC+	-	0%	8	0%
Not rated	95	9%	108	8%
	192	17%	235	17%
Other accounts receivable	184	16%	273	20%
Classification as assets held for sale (1)	(55)	-5%	-	0%
	1,032	92%	1,215	88%
Derivative Instruments (current and long-term)
Credit rating of A- or above	47	4%	130	9%
Credit rating of BBB- to BBB+	8	1%	9	1%
Not rated	32	3%	28	2%
	87	8%	167	12%
	$1,119	100%	$1,382	100%
(1) Emera Maine’s assets and liabilities are classified as held for sale. Refer to note 4 for further details.

Cash Collateral
As at	December 31	December 31
millions of Canadian dollars	2019	2018
Cash collateral provided to others	$101	$103
Cash collateral received from others	2	77